Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[4]			Demand Withdrawn[5]			Demand Rejected[6]
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bear Stearns Commercial Mortgage, Inc.	18	19,301,668	100.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bridger Commercial Funding LLC	55	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	1	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bank of America, N.A.	55	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Bridger Commercial Funding LLC	16	26,149,692	90.04%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	SunTrust Bank	25	2,893,674	9.96%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Eurohypo AG, New York Branch	22	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	1	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Bank of America, N.A.	85	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Hypo Real Estate Capital Corporation	3	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Commercial mortgages Subtotal*			279			0			0			0			2			0			0
Commercial mortgages Subtotal*				48,345,034			0			0			0			0			0			0

Issuing Entities with No Demands for Repurchase or Replacement[7]
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 1995-M2			71	216,135,888
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1996-1 0001012644	X		94	322,639,648
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-LTL1 0001081766	X		128	492,491,712
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-SL 0001087701	X		2742	1,178,488,448
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-2 0001098973	X		330	1,115,186,688
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-1 0001005007	X		159	771,922,432
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-1 0001143582	X		185	948,131,136
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-PB1 0001161962	X		134	938,283,200
Banc of America Structured Securities Trust Commercial Mortgage Pass-Through Certificates, Series 2002-X1			118	287,816,512
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-1 0001226627	X		112	1,132,371,712
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-2 0001270816	X		150	1,766,981,888
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-1 0001283137	X		113	1,327,183,360
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-2 0001287026	X		95	1,138,760,576
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-3 0001297110	X		94	1,289,318,016
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-4 0001303846	X		108	1,426,027,776
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-5 0001309308	X		109	1,367,629,056
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-6 0001310851	X		79	956,589,376
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-1 0001321893	X		135	2,399,047,936
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-2 0001329453	X		86	1,647,344,384
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-3 0001331409	X		108	2,235,894,272
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-5 0001339824	X		103	1,962,338,432
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-6 0001345833	X		163	2,942,152,192
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001353932	X		192	2,037,667,328
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001364772	X		160	2,699,084,544
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001368730	X		96	1,964,746,752
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001372264	X		164	2,727,474,944
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-5 0001376210	X		183	2,243,271,168
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-6 0001380701	X		116	2,462,208,256
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-1 0001389149	X		157	3,145,214,464
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-2 0001399449	X		180	3,172,686,592
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X		100	1,858,595,584
Commercial Mortgage Loan Trust Commercial Mortgage Pass-Through Certificates, Series 2008-LS1 0001427687	X		238	2,345,024,768
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-1 0001437473	X		108	1,269,690,752
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series K-007			83	1,168,741,248
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2010-K9			70	1,248,191,232
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K13			81	1,250,920,064
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-KAIV			19	672,342,976
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K704			65	1,196,838,528
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K710			55	1,286,014,500
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K21			80	1,374,353,500
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K25			83	1,536,584,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C8 0001567572	X		54	1,139,071,044
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K713			74	1,603,240,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C11 0001582037	X		38	856,690,250
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K33			86	1,647,756,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K718			95	1,590,593,768
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KP02			70	1,200,017,501
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7 0001652031	X		42	757,280,331
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C25 0001653542	X		56	1,179,418,010
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KF10			74	1,456,975,036
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KVAD			10	347,347,000
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB7			40	100,163,562
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB8			51	102,026,095
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K51			99	1,195,807,280
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB9			155	445,239,712
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB10			60	148,173,890
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K504			22	587,412,790
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C28 0001665081	X		42	955,648,354
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KP03			40	974,038,783
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C29 0001669990	X		69	809,459,885
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KIR1			19	1,156,565,783
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-UBS10 0001673542	X		52	876,260,057
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K722			52	1,185,369,953
The Shops at Crystals Commercial Mortgage Pass-Through Certificates, Series 2016-CSTL			1	300,000,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KX02			53	714,534,577
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ07			38	209,260,411
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C30 0001681906	X		48	885,234,845
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C31 0001687031	X		60	953,186,169
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K59			67	1,315,396,476
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ09			57	275,133,262
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C32 0001690577	X		56	906,952,869
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-BNK3 0001694649	X		63	977,092,638
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KF31			45	1,244,346,000
BANK 2017-BNK6 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK6 0001710261	X		72	933,251,927
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K066			61	1,297,449,122
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KMP1			14	516,480,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-C34 0001715846	X		50	1,048,622,110
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KIR3			11	1,483,092,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K70			74	1,322,563,814
BANK 2017-BNK9 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK9 0001721373	X		45	1,053,725,818
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KF43			42	1,264,588,401
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KJ19			60	290,975,177
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-K88			63	1,444,258,525
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-K90			56	1,393,554,904
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KC04			17	560,317,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KW09			64	626,813,000
BANK Commercial Mortgage Pass-Through Certificates, Series			49	1,181,139,500
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KC06			25	608,358,000
BANK Commercial Mortgage Pass-Through Certificates, Series 2019-BNK24			71	1,226,042,968
Freddie Mac Structured Pass-Through Certificates Series K-103			46	1,276,314,807

All total*			279			0			0			0			2			0			0
All total*				48,345,034			0			0			0			0			0			0

1The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
6Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
7Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.
*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.